Loans Payable (Tables)	12 Months Ended
Dec. 31, 2025
Loans Payable [Abstract]
Schedule of Loans Payable

At December 31, 2025 and 2024, loans payable consisted of the following:

	As of December 31,
	2025	2024
Hire purchases – Motor Vehicle	$—	$166,438
Short-term loan	102,149	231,042
	102,149	397,480
Less current portion	(102,149)	(264,177)
Long-term loans payable	$—	$133,303

Schedule of Future Minimum Lease Payments

As of December 31, 2024, future minimum lease payments under hire purchases that have initial non-cancellable lease terms in excess of one year were as follows:

Finance leases
Year Ended December 31,
2025	$40,718
2026	40,718
2027	40,718
2028	40,718
Thereafter	23,752
186,624
Less: Imputed interest	(20,186)
Hire purchases liabilities	166,438

Hire purchases liabilities – current	$33,135
Hire purchases liabilities – non-current	$133,303